Private Placement - Additional Information (Detail) - Private Placement [Member]	Dec. 31, 2022 USD ($) $ / shares shares
Private Placement [Line Items]
Class of warrants or rights exercise price per share | $ / shares	$ 11.5
Purchased of placement units	560,000
Purchased of placement per units | $ / shares	$ 10
Cantor [Member]
Private Placement [Line Items]
Purchased of placement units	180,000
Issuance of private placements | $	$ 5,600,000
Sponsor [Member]
Private Placement [Line Items]
Purchased of placement units	380,000